SUPPLEMENT Dated July 22, 2011
To The Current Prospectus

Wells Fargo ING Landmark
Wells Fargo ING Opportunities

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B

And

ING GoldenSelect DVA Plus NY

Issued By ReliaStar Life Insurance Company of New York
Through Its Separate Account NY-B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our
Customer Contact Center at 1-800-366-0066.

Please be advised that effective July 1, 2011, the subadviser for the ING Clarion Global Real Estate
Portfolio and the ING Clarion Real Estate Portfolio has changed its name from ING Clarion Real
Estate Securities LLC to CBRE Clarion Securities LLC.

All references in the Prospectuses to the ING Clarion Global Real Estate Portfolio’s and the ING Clarion
Real Estate Portfolio’s subadviser are changed accordingly.

The Portfolios’ investment objectives and principal investment strategies have not changed as a result of the subadviser name change. Both Portfolios are currently open to new investments.

X.CGRO-11	07/2011

SUPPLEMENT Dated July 22, 2011
To The Current Prospectus

ING GoldenSelect Access One
GoldenSelect DVA Series 100
GoldenSelect Genesis I/GoldenSelect Genesis Flex
ING GoldenSelect Granite PrimElite
ING GoldenSelect Premium Plus featuring The Galaxy VIP Fund
GoldenSelect Value

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account A and Separate Account B

And

ING GoldenSelect Empire PrimElite

Issued By ReliaStar Life Insurance Company of New York
Through Its Separate Account NY-B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our
Customer Contact Center at 1-800-366-0066.

Please be advised that effective July 1, 2011, the subadviser for the ING Clarion Real Estate Portfolio has changed its name from ING Clarion Real Estate Securities LLC to CBRE Clarion Securities LLC.

All references in the Prospectuses to the ING Clarion Real Estate Portfolio’s subadviser are changed accordingly.

The Portfolio’s investment objective and principal investment strategy have not changed as a result of the subadviser name change. The Portfolio is currently open to new investments.

X.GSOP-11	07/2011